RESERVES (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Safety fund reserve	¥ 0	¥ 0
CNOOC China Limited [member]
General reserve fund	¥ 60,000,000,000	¥ 10,000,000,000